Operating Leases - Summary of Maturity Analysis of Annual Undiscounted Cash Flows for Lease Liabilities (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Lessee, Operating Lease, Liability, to be Paid [Abstract]
2024	¥ 8,813
2025	4,595
2026	3,266
2027	1,220
2028	1,626
2029 and thereafter	407
Total future lease payments	19,927
Less: imputed interest	(2,620)
Balance as of December 31, 2023	¥ 17,307